BORROWINGS - Schedule of Annual Maturities on Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 1,900
2023	1,600
2024	333
Total maturities	3,833
Less: unamortized debt premium	(64)
Total notes payable	$ 3,769	$ 5,697